June 19, 2020

Supplement

SUPPLEMENT DATED JUNE 19, 2020 TO THE PROSPECTUS OF
Morgan Stanley Insight Fund, dated March 27, 2020

Jason C. Yeung, a member of the Counterpoint Global team and portfolio manager of Morgan Stanley Insight Fund, is currently on a temporary leave of absence from the Adviser to participate on a Government established COVID-19 task force related to testing.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

MSINGTLOAPROSPT 6/20

June 19, 2020

Supplement

SUPPLEMENT DATED JUNE 19, 2020 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
Morgan Stanley Insight Fund, dated March 27, 2020

Jason C. Yeung, a member of the Counterpoint Global team and portfolio manager of Morgan Stanley Insight Fund, is currently on a temporary leave of absence from the Adviser to participate on a Government established COVID-19 task force related to testing.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.